Non-operating expenses (Tables)	12 Months Ended
Dec. 31, 2025
Non-operating expenses
Schedule of non-operating expense

	12 months ended December 31,
USD’000	2025	2024	2023
Foreign exchange losses	2,753	44	339
Financial charges	325	273	4
Interest expense	(8)	553	298
Other components of defined benefit plans, net	5	—	—
Other	8	13	14
Total non-operating expenses	3,083	883	655